Consolidated Statements of Cash Flows - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation (including 73,846,000 gain on disposal of subsidiaries in 2023)	¥ (12,991,000)	¥ (5,441,000)	¥ (20,166,000)
Adjustments for
Operating lease charge		484,000	1,266,000
Depreciation of property, plant and equipment	361,000	255,000	84,000
Fair value gain on unlisted financial assets		(130,000)
Gain on disposal of subsidiaries	(73,846,000)
Loan forgiveness by related party	(1,160,000)
Loss on convertible note	1,267,000
Standstill fee on note payable	682,000
Reversal of bad debt of trade receivables		(2,751,000)	10,148,000
Share based compensation	49,459,000	2,180,000	1,835,000
Interest expense on lease liability		25,000	51,000
Amortization of OID of convertible note	446,000	15,000
Operating cash flows before working capital changes	(35,782,000)	(5,363,000)	(6,782,000)
Decrease in trade receivables		4,292,000	(5,374,000)
Decrease (Increase) in other receivables and prepayments	(1,216,000)	(898,000)	(19,936,000)
Increase in loan receivable	(36,780,000)
Increase (Decrease) in trade payables	(3,079,000)	464,000	2,602,000
Increase (Decrease) in unearned revenue	192,000	(15,545,000)	15,545,000
Decrease in taxes payable	1,614,000	(958,000)	(163,000)
Increase (Decrease) in accrued liabilities and other payables	731,000	(2,100,000)	2,712,000
Cash used in operations	(74,320,000)	(20,108,000)	(11,396,000)
Interest paid
Income tax paid	(144,000)	(326,000)	(41,000)
Net cash generated from operating activities from discontinued operations	14,118,000	4,982,000	3,314,000
Net cash used in operating activities	(60,346,000)	(15,452,000)	(8,123,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(500,000)	(22,000)	(1,279,000)
Acquisition of intangible assets		(6,000)
Decrease in notes receivable	9,404,000
Decrease in available-for-sale financial asset	7,823,000	(8,393,000)
Decrease (Increase) in restricted cash	2,069,000	(2,069,000)
Cash disposed as a result of disposal of subsidiaries	(256,000)
Net cash used in investing activities from discontinued operations
Net cash generated from (used in) investing activities	18,540,000	(10,490,000)	(1,279,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities		(358,000)	(1,144,000)
Insurance of share capital for equity financing	58,929,000	5,724,000	29,586,000
Warrants exercised			10,258,000
Capital contribution from noncontrolling interest		2,450,000
Proceeds from promissory note	7,100,000	8,759,000
Due from related parties	(9,344,000)
Advance from related parties	423,000
Net cash used in financing activities from discontinued operations	(14,303,000)	(14,303,000)	(14,303,000)
Net cash generated from financing activities	42,805,000	2,272,000	24,397,000
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	999,000	(23,670,000)	14,995,000
CASH & EQUIVALENTS (INCLUDING CASH CLASSIFIED AS HELD FOR SALE OF RMB 306,000), BEGINNING OF YEAR	4,242,000	27,880,000	12,344,000
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	(1,433,000)	32,000	541,000
CASH & EQUIVALENTS, END OF YEAR	3,808,000	4,242,000	27,880,000
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS:
Cash and cash equivalents	3,808,000	3,936,000	27,880,000
Cash and cash equivalents included in assets classified as held for sale		¥ 306,000